SHARE BASED COMPENSATION (Details 5) - Nonvested shares - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Number of shares
Outstanding at the beginning of the period (in shares)	445,000	810,000	895,000
Granted (in shares)			280,000
Vested (in shares)	(325,000)	(335,000)	(265,000)
Forfeited (in shares)		(30,000)	(100,000)
Outstanding at the end of the period (in shares)	120,000	445,000	810,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.819	$ 3.989	$ 4.633
Granted (in dollars per share)			2.145
Vested (in dollars per share)	4.437	4.380	4.963
Forfeited (in dollars per share)		2.145	2.015
Outstanding at the end of the period (in dollars per share)	$ 2.145	$ 3.819	$ 3.989
Additional disclosures
Total fair value of shares vested	$ 831,375	$ 821,250	$ 560,975
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation	51,234	54,000	51,676